Deposits to institutional cooperators, net - Movement of the provision (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deposit Assets Disclosure [Abstract]
Balance at beginning of the year	¥ 3,322,575	$ 467,975	¥ 2,026,696
Reversal of provision for deposits to institutional cooperators	(673,558)	(94,869)	1,295,879	¥ (8,291,421)
Balance at end of the year	¥ 2,649,017	$ 373,106	¥ 3,322,575	¥ 2,026,696